Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash and cash equivalents [abstract]
Cash in hand	$ 80	$ 24
Funds in transit	37,878	32,749
Bank balances	168,779	153,389
Term deposits	77,281	27,121
Total	$ 284,018	$ 213,283	$ 295,066	$ 129,881